15. STOCK OPTIONS AND WARRANTS (Details-Warrant Activity) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Warrants
Number of Warrants Outstanding, Beginning	28,196,822	29,219,441
Number of Warrants Granted	4,416,667	291,667
Number of Warrants Exercised		0
Number of Warrants Forfeited		0
Number of Warrants Expired	(26,831,589)	(1,314,286)
Number of Warrants Outstanding, Ending	5,781,900	28,196,822
Number of Warrants Exercisable, Ending	5,781,900
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 0.17	$ 0.18
Weighted Average Exercise Price Granted	0.15	0.15
Weighted Average Exercise Price Expired	0.16	0.33
Weighted Average Exercise Price Outstanding, Ending	0.17	$ 0.17
Weighted Average Exercise Price Exercisable	0.17
Weighted average grant date fair value	$ 0.08